Note 8 - Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2013	Net borrowings or repayments	December 31, 2014
	(in thousands)
Acquisition revolving credit facility
(3.26% at December 31, 2014)	$25,000	$2,600	$27,600
Borrowing base revolving credit facility
(2.74% at December 31, 2014)	50,000	-	50,000
Total long-term debt	$75,000	$2,600	$77,600